Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Mar. 31, 2025
EBP, Accounting Policy [Line Items]
Contributions

Contributions

Participants may contribute to the Plan on a pre-tax basis and/or on an after-tax Roth basis subject to the provisions of the Internal Revenue Code (the “Code”). New employees will be automatically enrolled in the Plan at a pre-tax deferral rate of 5% unless an employee opts out. Employees automatically enrolled in the Plan will receive an automatic 1% increase in their deferral rate on each anniversary of their automatic enrollment date up to a maximum of 10% unless they opt out. In addition, participants who will be at least age 50 by the end of the tax year may make an additional “catch-up” contribution as prescribed by the Code. Participants can change their elective deferral percentage or opt out at any time.

The Company may, at its discretion, make matching contributions to the Plan in the form of cash or the Company’s common stock. During the fiscal year ended March 31, 2025, the Company elected to make matching contributions of 50% of each employee’s pre-tax and after-tax Roth contributions, with a matching limit not to exceed 5% of the employee’s eligible compensation. Matching contributions are accrued in the period in which the Plan administrator is reasonably certain of their occurrence.

Matching contributions made by the Company in cash are invested in the participants’ accounts according to their specified allocation of investment fund options as of the date of the contribution. However, if the match is made with the Company’s common stock, participants have the option to transfer all or part of those amounts into any other investments available under the Plan. The employer matching contributions receivable of $27,806,355 as of March 31, 2025 was paid in June of 2025 with the Company’s common stock. The employer matching contributions receivable of $28,056,876 as of March 31, 2024 was paid in June of 2024 with the Company’s common stock.

Additionally, the Plan allows for discretionary profit-sharing contributions and qualified non-elective contributions (“QNEC”) by the Company. For the fiscal year ended March 31, 2025, there were no discretionary profit-sharing contributions or QNEC contributions made.

Rollover contributions meeting certain guidelines detailed in the Plan document may be made to the Plan.

Notes Receivable from Participants

Notes Receivable from Participants

Participants are eligible to borrow the lesser of $50,000 or 50% of their vested account balance subject to certain limitations outlined in the Plan. The notes are secured by the vested balance in the participant’s account and bear interest at the prime rate at inception of the note plus 1% per annum. Principal and interest is paid ratably through payroll deductions. At March 31, 2025, notes receivable from participants mature through fiscal year 2055 and bear interest at rates between 4.25% and 9.50% per annum.

If an active participant discontinues making note payments and fails to make payments when they are due under the terms of the note, the note will be considered in default. Under certain circumstances, as indicated in the Plan document, a note that is in default may be deemed a distribution from the Plan and will be included in the statement of changes in net assets available for benefits.

Payment of Benefits

Payment of Benefits

Prior to termination of employment, a participant may make the following in-service withdrawals: (a) all or any portion of their rollover balance at any time, (b) all or a portion of their vested Plan accounts upon attaining age 59 1/2, (c) qualified reservist withdrawals from deferrals, (d) deemed severance of employment withdrawals if on active military duty and (e) hardship withdrawals. Upon retirement or other termination of employment, participants or their beneficiaries are entitled to receive their vested balances in a lump sum distribution or installment payments. Involuntary cash-out distributions of amounts greater than $1,000 but not more than $7,000 are distributed in the form of a direct rollover to an individual retirement account designated by the Plan administrator. If the distribution is less than $1,000, a check for the vested balance is sent to the employee, less applicable tax withholding. Furthermore, post severance partial payments are allowed under the Plan effective June 15, 2022.

Payment of Benefits

Benefits are recorded when paid.

Basis of Accounting and Accounting Standards Codification

Basis of Accounting and Accounting Standards Codification

The Plan follows accounting standards set by the Financial Accounting Standards Board (the “FASB”), which establishes generally accepted accounting principles in the United States (“GAAP”) that are followed in reporting the statements of net assets available for benefits and statement of changes in net assets available for benefits. The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with GAAP. References to GAAP issued by the FASB in these notes are to the FASB Accounting Standards Codification, referred to as the “Codification” or “ASC”.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan follows the fair value measurement and disclosure requirements of ASC 820, which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability. The Plan’s investments are recorded at fair value, except for the fully benefit-responsive investment contract which is reported at contract value. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan. See Note 3 – Fair Value Measurements below for further information on the valuation of investments.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation in fair value of investments consists of the net change in unrealized gains or losses during the year and the Plan’s gains and losses on investments sold during the year.

Administrative Expenses

Administrative Expenses

The Company pays certain administrative expenses of the Plan. Direct expenses totaling $1,008,575 were paid by the Plan and allocated to the participants for the fiscal year ended March 31, 2025. Certain expenses are included in the transaction prices of investments bought and sold and are not separately quantified.

Use of Estimates

Use of Estimates

The preparation of the Plan’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair values of certain investments. Actual results could differ from those estimates.

Risk and Uncertainties

Risk and Uncertainties

The Plan assets are invested in a variety of investments. Investment securities are exposed to various risks, including foreign currency exchange rate risk, interest rate risk, market risk, and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in investment values may occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits.